UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08217

Name of Fund:    BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniHoldings

New York Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2015

Date of reporting period: 05/31/2015

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2015 (Unaudited)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 135.9%
Corporate — 3.7%
City of New York New York Industrial Development Agency, Refunding RB, AMT:
Terminal One Group Association Project, 5.50%, 1/01/24 (a)	$1,500	$1,541,595
Transportation Infrastructure Properties LLC, Series A, 5.00%, 7/01/28	820	896,654
County of Suffolk New York Industrial Development Agency, RB, KeySpan Generation LLC, Port Jefferson, AMT, 5.25%, 6/01/27	4,340	4,358,358
New York Liberty Development Corp., RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	5,750	6,770,165
New York State Energy Research & Development Authority, Refunding RB, Brooklyn Union Gas/Keyspan, Series A, AMT (NPFGC), 4.70%, 2/01/24	3,340	3,424,001

		16,990,773
County/City/Special District/School District — 26.8%
City of New York New York, GO,:
Fiscal 2012, Sub-Series D-1, 5.00%, 10/01/33	4,175	4,690,445
Fiscal 2014, 5.00%, 8/01/31	945	1,074,437
Series A-1, 5.00% 8/01/35	2,350	2,607,349
City of New York New York, GO, Refunding:
Series I, 5.00%, 8/01/32	490	552,127
Fiscal 2014, Series E, 5.50%, 8/01/25	5,500	6,770,885
Fiscal 2014, Series E, 5.00%, 8/01/32	2,000	2,264,680
Series E, 5.00%, 8/01/30	2,000	2,273,700
City of New York New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC), 5.00%, 11/15/35	19,150	19,529,744

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
City of New York New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/39 (b)	$1,380	$482,379
Queens Baseball Stadium (AGC), 6.38%, 1/01/39	800	917,616
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/31	3,500	3,594,535
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/36	6,640	6,802,746
Yankee Stadium Project (NPFGC), 5.00%, 3/01/36	2,200	2,294,974
Yankee Stadium Project (NPFGC), 5.00%, 3/01/46	9,500	9,680,025
City of New York New York Transitional Finance Authority Future Tax Secured, RB:
Sub-Series A-1, 5.00%, 11/01/38	950	1,067,145
Sub-Series B-1, 5.00%, 11/01/35	2,100	2,373,924
Sub-Series B-1, 5.00%, 11/01/36	1,690	1,906,269
Sub-Series E-1, 3.00%, 2/01/30	1,900	1,844,862
City of New York New York Transitional Finance Authority Future Tax Secured, Refunding RB, Series C, 5.00%, 11/01/30	1,145	1,339,169
Counties of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB, Buffalo State College Foundation Housing Corp. Project, Series A, 5.38%, 10/01/41	1,000	1,105,140
County of Erie New York Industrial Development Agency, RB, City School District of Buffalo Project, Series A, 5.25%, 5/01/31	1,000	1,148,690
Hudson Yards Infrastructure Corp., RB, Series A:
5.00%, 2/15/47	2,350	2,475,490
(AGC), 5.00%, 2/15/47	305	322,135
(AGC), 5.00%, 2/15/47	7,370	7,784,047
(AGM), 5.00%, 2/15/47	7,530	7,953,035
(NPFGC), 4.50%, 2/15/47	11,905	12,296,674
(NPFGC), 5.00%, 2/15/47	1,500	1,580,100

BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	MAY 31, 2015	1

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (concluded)
New York Liberty Development Corp., Refunding RB:
4 World Trade Center Project, 5.00%, 11/15/31	$1,710	$1,930,915
4 World Trade Center Project, 5.00%, 11/15/44	4,000	4,400,520
4 World Trade Center Project, 5.75%, 11/15/51	1,755	2,024,287
7 World Trade Center Project, Class 1, 4.00%, 9/15/35	885	950,269
7 World Trade Center Project, Class 2, 5.00%, 9/15/43	3,530	3,885,648
Syracuse New York Industrial Development Agency, RB, PILOT, Carousel Center Project, Series A, AMT (Syncora), 5.00%, 1/01/36	3,100	3,153,599

		123,077,560
Education — 24.3%
Albany Capital Resource Corp., Refunding RB, Albany College of Pharmacy and Health Sciences, Series A:
5.00%, 12/01/30	250	278,175
5.00%, 12/01/32	100	110,930
4.00%, 12/01/34	110	109,409
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/40	4,975	5,246,436
Build New York City Resource Corp., Refunding RB, Series A, 5.00%, 6/01/43	450	498,092
City of New York New York Trust for Cultural Resources, Refunding RB, Series A:
American Museum of National History, 5.00%, 7/01/37	1,775	2,011,732
American Museum of National History, 5.00%, 7/01/41	750	841,883
Carnegie Hall, 4.75%, 12/01/39	3,150	3,373,366
Carnegie Hall, 5.00%, 12/01/39	1,850	2,047,968
Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
City of New York New York Trust for Cultural Resources, Refunding RB, Series A (concluded):
Wildlife Conservation Society, 5.00%, 8/01/42	$2,840	$3,129,765
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project, Series A, 5.13%, 9/01/40	5,535	6,000,770
County of Madison New York Industrial Development Agency, RB, Colgate University Project, Series A (AMBAC), 5.00%, 7/01/30	4,000	4,016,800
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project, Series A, 5.00%, 7/01/38	1,240	1,376,462
County of Onondaga New York, RB, Syracuse University Project:
5.00%, 12/01/29	1,135	1,284,729
5.00%, 12/01/36	1,100	1,225,708
County of Orange New York Funding Corp., Refunding RB, Mount St. Mary College Project, Series A:
5.00%, 7/01/37	715	754,661
5.00%, 7/01/42	445	463,565
County of St. Lawrence New York Industrial Development Agency, RB, Clarkson University Project:
6.00%, 9/01/34	300	351,129
5.38%, 9/01/41	125	138,985
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM):
5.50%, 7/01/33	500	558,680
5.25%, 7/01/36	700	769,503
County of Tompkins New York Industrial Development Agency, RB, Civic Facility Cornell University Project, Series A, 5.00%, 7/01/37	500	570,150
Dobbs Ferry Local Development Corp., RB, Mercy College Project, 5.00%, 7/01/39	750	819,803

2	BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	MAY 31, 2015

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
State of New York Dormitory Authority, RB:
Barnard College, Series A, 5.00%, 7/01/34	$900	$1,032,030
Barnard College, Series A, 4.00%, 7/01/37	850	868,411
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	1,770	2,038,190
Fordham University, Series A, 5.00%, 7/01/28	175	200,046
Fordham University, Series A, 5.50%, 7/01/36	1,375	1,614,883
General Purpose, Series A, 5.00%, 2/15/36	4,500	5,036,355
New York University Mount Sinai School of Medicine, 5.13%, 7/01/39	1,000	1,102,240
New York University, Series 1 (AMBAC), 5.50%, 7/01/40	3,500	4,451,090
New York University, Series B, 5.00%, 7/01/34	400	447,804
New York University, Series B, 5.00%, 7/01/42	3,000	3,300,030
New York University, Series C, 5.00%, 7/01/18 (c)	2,000	2,234,940
Series C, 5.00%, 12/15/31	1,460	1,558,316
Siena College, 5.13%, 7/01/39	1,345	1,429,130
State University Dormitory Facilities, Series A, 5.00%, 7/01/35	750	848,258
State University Dormitory Facilities, Series A, 5.00%, 7/01/40	1,500	1,679,955
State University Dormitory Facilities, Series A, 5.00%, 7/01/41	1,500	1,663,650
The New School (AGM), 5.50%, 7/01/43	3,265	3,738,686
State of New York Dormitory Authority, Refunding RB:
3rd General Resolution, State University Educational Facilities Issue, Series A, 5.00%, 5/15/29	1,000	1,151,370
Cornell University, Series A, 5.00%, 7/01/40	1,000	1,126,650
Fordham University, 4.13%, 7/01/39	740	760,587
Fordham University, 5.00%, 7/01/44	1,900	2,110,805
Municipal Bonds	Par (000)	Value
New York (continued)
Education (concluded)
State of New York Dormitory Authority, Refunding RB (concluded):
New York University Mount Sinai School of Medicine (NPFGC), 5.00%, 7/01/35	$4,500	$4,782,420
New York University, Series A, 5.00%, 7/01/31	3,000	3,360,180
New York University, Series A, 5.00%, 7/01/37	4,180	4,648,118
Rochester Institute of Technology, 4.00%, 7/01/31	3,300	3,423,717
Rochester Institute of Technology, 5.00%, 7/01/38	500	549,345
Rochester Institute of Technology, 5.00%, 7/01/42	750	821,048
Rockefeller University, Series B, 4.00%, 7/01/38	1,550	1,613,070
St. John’s University, Series A, 5.00%, 7/01/37	2,400	2,699,376
St. John’s University, Series A, 5.00%, 7/01/28	500	567,350
State University Dormitory Facilities, Series A, 5.25%, 7/01/31	4,755	5,547,944
State University Dormitory Facilities, Series A, 5.25%, 7/01/32	6,435	7,482,940
State University Dormitory Facilities, Series A, 5.00%, 7/01/42	1,490	1,650,890

		111,518,525
Health — 9.6%
Buffalo & Erie County Industrial Land Development Corp., RB, Catholic Health Services, 4.00%, 7/01/45	730	705,165
City of New York New York Health & Hospital Corp., Refunding RB, Health System, Series A, 5.00%, 2/15/30	1,800	1,982,754
County of Dutchess New York Industrial Development Agency, RB, Vassar Brothers Medical Center (AGC), 5.50%, 4/01/34	500	568,620

BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	MAY 31, 2015	3

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Health (continued)
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project, Series A, 5.00%, 12/01/37	$1,180	$1,262,966
County of Monroe New York Industrial Development Corp., Refunding RB:
Rochester General Hospital Project, Series B, 3.60%, 12/01/32	795	778,591
Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	5,925	6,841,953
County of Suffolk New York EDC, RB, Catholic Health Services, Series C, 5.00%, 7/01/32	460	506,156
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien, Remarketing, Series A, 5.00%, 11/01/30	1,500	1,613,325
State of New York Dormitory Authority, RB:
Healthcare, Series A, 5.00%, 3/15/38	2,250	2,509,898
Hudson Valley Hospital (BHAC) (FHA), 5.00%, 8/15/36	5,500	5,916,460
Montefiore Hospital (NPFGC) (FHA), 5.00%, 8/01/33	1,000	1,003,570
New York University Hospitals Center, Series A, 5.75%, 7/01/31	2,680	3,081,276
New York University Hospitals Center, Series A, 6.00%, 7/01/40	1,800	2,065,860
North Shore-Long Island Jewish Obligated Group, Series A, 5.50%, 5/01/19 (c)	1,825	2,021,096
North Shore-Long Island Jewish Obligated Group, Series C, 4.25%, 5/01/39	1,000	1,027,140
North Shore-Long Island Jewish Obligated Group, Series D, 4.25%, 5/01/39	685	703,591
State of New York Dormitory Authority, Refunding RB, Series A:
New York University Hospitals Center, 5.00%, 7/01/17 (c)	1,000	1,089,230
Municipal Bonds	Par (000)	Value
New York (continued)
Health (concluded)
North Shore-Long Island Jewish Obligated Group, 5.00%, 5/01/32	$2,000	$2,184,860
State of New York Dormitory Authority, Refunding RB, Series A (concluded):
North Shore-Long Island Jewish Obligated Group, 5.25%, 5/01/34	7,375	8,138,534

		44,001,045
Housing — 5.5%
City of New York New York Housing Development Corp., RB, Fund Grant Program, New York City Housing Authority Program, Series B1:
5.25%, 7/01/32	6,505	7,349,609
5.00%, 7/01/33	1,375	1,516,103
City of New York New York Housing Development Corp., RB, M/F Housing, AMT:
Series A-1-A, 5.00%, 11/01/30	750	766,313
Series A-1-A, 5.45%, 11/01/46	1,335	1,355,452
Series C, 5.00%, 11/01/26	1,250	1,257,700
Series C, 5.05%, 11/01/36	2,000	2,018,600
Series H-1, 4.70%, 11/01/40	1,000	1,025,100
Series H-2-A, 5.20%, 11/01/35	835	850,924
Series H-2-A, 5.35%, 5/01/41	600	617,490
City of New York New York Housing Development Corp., Refunding RB, M/F Housing, 8 Spruce Street, Class F, 4.50%, 2/15/48	1,075	1,117,172
City of Yonkers New York Industrial Development Agency, RB, Monastery Manor Associates LP Project, AMT (SONYMA), 5.25%, 4/01/37	2,000	2,006,280
State of New York HFA, RB, St. Philip’s Housing, Series A, AMT (Fannie Mae), 4.65%, 11/15/38	1,000	1,006,160
State of New York Mortgage Agency, RB, S/F Housing, 49th Series, 4.00%, 10/01/43	1,525	1,533,616
State of New York Mortgage Agency, Refunding RB, S/F Housing, 143rd Series, AMT:
4.85%, 10/01/27	1,085	1,118,060

4	BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	MAY 31, 2015

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Housing (concluded)
(NPFGC), 4.85%, 10/01/27	$2,000	$2,041,680

		25,580,259
State — 19.7%
City of New York New York Transitional Finance Authority, BARB:
Fiscal 2008, Series S-1, 4.50%, 1/15/38	1,510	1,550,211
City of New York New York Transitional Finance Authority, BARB (concluded):
Fiscal 2009, Series S-1 (AGC), 5.50%, 7/15/38	4,000	4,481,840
Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/33	3,000	3,419,520
Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/39	1,250	1,424,800
Fiscal 2015, Series S-1, 5.00%, 7/15/43	2,980	3,327,081
Series S-2 (AGM) (NPFGC), 5.00%, 1/15/37	3,750	3,966,788
Series S-2 (NPFGC), 4.25%, 1/15/34	4,000	4,055,160
Metropolitan Transportation Authority, RB, Dedicated Tax Fund, Series A (NPFGC), 5.00%, 11/15/31	7,000	7,417,130
Metropolitan Transportation Authority, Refunding RB, Dedicated Tax Fund:
Series B, 5.00%, 11/15/34	2,500	2,835,575
Sub-Series B-1, 5.00%, 11/15/31	4,000	4,542,640
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A, 4.00%, 10/15/32	9,070	9,691,476
State of New York Dormitory Authority, RB:
General Purpose, Series B, 5.00%, 3/15/37	3,000	3,352,500
General Purpose, Series B, 5.00%, 3/15/42	4,600	5,095,880
Master BOCES Program Lease (AGC), 5.00%, 8/15/28	250	277,985
Mental Health Services Facilities Improvement, Series B (AGM), 5.00%, 2/15/33	4,500	4,951,530
School Districts Financing Program, Series C (AGM), 5.00%, 10/01/37	2,500	2,699,125
Municipal Bonds	Par (000)	Value
New York (continued)
State (concluded)
State Personal Income Tax, Series A, 5.00%, 2/15/43	$495	$549,009
State Supported Debt, Series A, 5.00%, 3/15/44	4,850	5,451,060
State of New York Dormitory Authority, Refunding RB:
School Districts Financing Program, Series A (AGM), 5.00%, 10/01/17 (c)	450	493,421
School Districts Financing Program, Series A (AGM), 5.00%, 10/01/35	5,000	5,504,600
Secured Hospital, North General Hospital (Syncora), 5.75%, 2/15/17	2,000	2,007,580
State of New York Thruway Authority, RB:
2nd General Highway & Bridge Trust, Series A (AMBAC), 5.00%, 4/01/26	8,700	9,025,902
2nd General Highway & Bridge Trust, Series B, 5.00%, 4/01/27	1,000	1,084,970
Transportation, Series A, 5.00%, 3/15/32	2,740	3,097,899

		90,303,682
Tobacco — 1.1%
Chautauqua New York Tobacco Asset Securitization Corp., Refunding RB, 4.75%, 6/01/39	1,875	1,814,981
County of Niagara New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed:
5.25%, 5/15/34	1,495	1,667,927
5.25%, 5/15/40	1,500	1,655,460

		5,138,368
Transportation — 33.3%
Metropolitan Transportation Authority, RB:
Series A, 5.00%, 11/15/27	1,000	1,153,870
Series A, 5.00%, 11/15/30	5,500	6,236,285
Series A-1, 5.25%, 11/15/33	1,620	1,864,442
Series A-1, 5.25%, 11/15/34	1,620	1,859,274
Series B, 5.25%, 11/15/44	1,000	1,130,310
Series C, 6.50%, 11/15/28	6,015	7,085,971
Series D, 5.25%, 11/15/41	2,000	2,260,800
Series E, 5.00%, 11/15/38	8,750	9,703,925
Series E, 5.00%, 11/15/43	1,000	1,102,090
Series H, 5.00%, 11/15/25	1,000	1,183,200

BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	MAY 31, 2015	5

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Transportation (continued)
Sub-Series B, 5.00%, 11/15/25	$1,000	$1,173,870
Metropolitan Transportation Authority, Refunding RB, Series D, 5.00%, 11/15/30	885	1,015,015
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated, 5.25%, 12/15/43	11,500	13,122,305
Niagara Falls Bridge Commission, RB, Series A (BAM), 4.00%, 10/01/44	1,110	1,116,882
Niagara Falls Bridge Commission, Refunding RB, Toll Bridge System, Series A (AGC), 4.00%, 10/01/19	1,600	1,717,792
Port Authority of New York & New Jersey, ARB:
Consolidated, 163rd Series, 5.00%, 7/15/35	2,500	2,817,650
Consolidated, 183rd Series, 4.00%, 6/15/44	7,750	7,861,678
Special Project, JFK International Air Terminal LLC Project, Series 6, AMT (NPFGC), 6.25%, 12/01/15	7,830	7,966,555
Special Project, JFK International Air Terminal LLC Project, Series 6, AMT (NPFGC), 5.90%, 12/01/17	4,000	4,008,160
Special Project, JFK International Air Terminal LLC Project, Series 6, AMT (NPFGC), 5.75%, 12/01/22	19,725	19,834,474
Port Authority of New York & New Jersey, Refunding ARB:
178th Series, AMT, 5.00%, 12/01/33	1,000	1,104,880
179th Series, 5.00%, 12/01/38	1,390	1,564,000
Consolidated, 146th Series, AMT (AGM), 4.50%, 12/01/34	4,000	4,102,560
Consolidated, 147th Series, AMT, 4.75%, 4/15/37	2,250	2,317,140
Consolidated, 177th Series, AMT, 4.00%, 1/15/43	615	611,919
Consolidated, 178th Series, AMT, 5.00%, 12/01/43	750	815,460
Municipal Bonds	Par (000)	Value
New York (continued)
Transportation (concluded)
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 189th Series, 5.00%, 5/01/45	$2,305	$2.598.841
State of New York Thruway Authority, Refunding RB:
General, Series G (AGM), 4.75%, 7/01/15 (c)	1,250	1,254,925
General, Series G (AGM), 4.75%, 7/01/15 (c)	1,030	1,034,058
General, Series G (AGM), 5.00%, 7/01/15 (c)	15,450	15,514,272
General, Series I, 5.00%, 1/01/37	4,825	5,370,466
General, Series I, 5.00%, 1/01/42	4,270	4,656,990
Series J, 5.00%, 1/01/41	5,000	5,493,700
Triborough Bridge & Tunnel Authority, RB, General, Series A, 5.25%, 11/15/45	1,280	1,477,478
Triborough Bridge & Tunnel Authority, Refunding RB:
General, Remarketing, Series A, 5.00%, 11/15/36	1,000	1,138,530
General, CAB, Series B, 0.00%, 11/15/32 (b)	7,400	3,996,148
Series C, 5.00%, 11/15/38	1,385	1,528,957
Sub-Series A, 5.00%, 11/15/28	2,500	2,864,350
Sub-Series A, 5.00%, 11/15/29	875	997,439

		152,656,661
Utilities — 11.9%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Series B, 5.00%, 6/15/36	3,500	3,655,505
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2010, Series FF, 5.00%, 6/15/31	1,500	1,715,025
Fiscal 2011, Series BB, 5.00%, 6/15/31	1,000	1,143,350
Fiscal 2011, Series GG, 5.00%, 6/15/43	2,070	2,286,439
Series DD, 5.00%, 6/15/32	5,750	6,346,907

6	BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	MAY 31, 2015

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
Utilities (concluded)
Long Island Power Authority, RB, General, Series A (AGM), 5.00%, 5/01/36	$2,375	$2,624,137
Long Island Power Authority, Refunding RB, Electric Systems:
Series A (AGC), 5.75%, 4/01/39	1,000	1,143,160
General, Series A, 5.00%, 9/01/44	1,285	1,398,029
General, Series A (AGC), 6.00%, 5/01/33	1,500	1,741,665
General, Series B (AGM), 5.00%, 12/01/35	3,500	3,638,075
New York City Water & Sewer System, Refunding RB, 2nd General Resolution, 5.00%, 6/15/39	2,250	2,535,750
State of New York Environmental Facilities Corp., Refunding RB, Series B, Revolving Funds, New York City Municipal Water, 5.00%, 6/15/36	3,200	3,569,632
State of New York Power Authority, Refunding RB, Series A, 5.00%, 11/15/38	2,580	2,879,383
Utility Debt Securitization Authority, Refunding RB, Restructuring, Series E, 5.00%, 12/15/41	15,490	17,572,166
Western Nassau County Water Authority, RB, Series A:
3.25%, 4/01/33	1,000	947,860
5.00%, 4/01/40	1,065	1,189,435

		54,386,518
Total Municipal Bonds in New York		623,653,391

Guam — 0.3%
Utilities — 0.3%
Guam Power Authority, RB, Series A (AGM), 5.00%, 10/01/37	1,175	1,297,646
Puerto Rico — 0.8%
Housing — 0.8%
Puerto Rico Housing Finance Authority, Refunding RB, M/F Housing, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	3,300	3,528,294

Municipal Bonds	Par (000)	Value
U.S. Virgin Islands — 1.6%
State — 1.6%
Virgin Islands Public Finance Authority, Virgin Island Gross Receipts, Refunding RB, Series C:
5.00%, 10/01/39	$6,260	$6,698,200
4.50%, 10/01/44	700	713,335
Total Municipal Bonds in U.S. Virgin Islands		7,411,535
Total Municipal Bonds — 138.6%		635,890,866

Municipal Bonds Transferred to Tender Option Bond Trusts (d)
New York — 22.9%
County/City/Special District/School District — 5.7%
City of New York New York, GO:
Sub-Series C-3 (AGC), 5.75%, 8/15/28 (e)	10,000	11,510,200
Sub-Series I-1, 5.00%, 3/01/36	2,500	2,814,700
City of New York New York Transitional Finance Authority, RB, Future Tax Secured, Sub-Series D-1, 5.00%, 11/01/38	1,650	1,845,525
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (e)	6,000	6,848,682
New York Liberty Development Corp., Refunding RB, 7 World Trade Center Project, Class 1, 5.00%, 9/15/40	2,610	2,950,866

		25,969,973
Education — 4.8%
City of New York New York Trust for Cultural Resources, Refunding RB, Wildlife Conservation Society, Series A, 5.00%, 8/01/33	1,981	2,241,905
State of New York Dormitory Authority, New York University, Series A, LRB, State University Dormitory Facilities:
5.25%, 7/01/29	5,000	5,609,850
5.00%, 7/01/35	4,448	4,985,760
State of New York Dormitory Authority, RB (c):
5.00%, 7/01/18	5,498	6,144,517

BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	MAY 31, 2015	7

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
New York (continued)
Education (concluded)
State of New York Dormitory Authority, RB (c) (concluded):
(AMBAC), 5.00%, 7/01/17	$2,999	$3,262,931

		22,244,963
State — 5.1%
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A, 5.00%, 10/15/31	7,380	8,677,404
State of New York Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	5,000	5,748,100
State of New York Dormitory Authority, RB, Series C:
General Purpose, 5.00%, 3/15/41	2,500	2,783,525
Mental Health Services Facilities, AMT (AGM), 5.40%, 2/15/33	5,458	6,049,724

		23,258,753
Transportation — 4.0%
Port Authority of New York & New Jersey, ARB, Consolidated, 169th Series, AMT, 5.00%, 10/15/25	8,005	9,126,634
State of New York Thruway Authority, Refunding RB, General, Series H (AGM), 5.00%, 1/01/37	8,500	9,214,085

		18,340,719
Utilities — 3.3%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A, 5.75%, 6/15/40	4,004	4,538,261
Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
New York (concluded)
Utilities (concluded)
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Series FF-2, 5.50%, 6/15/40	$2,400	$2,761,543
Series HH, 5.00%, 6/15/32	7,151	8,104,647

		15,404,451
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 22.9%		105,218,859
Total Long-Term Investments (Cost — $695,643,846) — 161.5%		741,109,725

Short-Term Securities
BIF New York Municipal Money Fund, 0.00% (f)(g)	6,075,319	6,075,319
Total Short-Term Securities (Cost — $6,075,319) — 1.3%		6,075,319
Total Investments (Cost — $701,719,165*) — 162.8%		747,185,044
Other Assets Less Liabilities — 1.9%		8,727,253
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (11.6%)		(53,326,986)
VRDP Shares, at Liquidation Value — (53.1%)		(243,600,000)

Net Assets Applicable to Common Shares — 100.0%		$458,985,311

*	As of May 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$649,150,302

Gross unrealized appreciation	$46,779,105
Gross unrealized depreciation	(2,052,799)

Net unrealized appreciation	$44,726,306

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.

(b)	Zero-coupon bond.

(c)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Represent bonds transferred to a TOB Trust. In exchange for which the Trust received cash and residual interest certificates. These bonds serve as collateral in a secured borrowing.

8	BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	MAY 31, 2015

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

(e)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire from February 15, 2017 to February 15, 2019, is $8,472,764.

(f)	During the period ended May 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2014	Net Activity	Shares Held at May 31, 2015	Income
BIF New York Municipal Money Fund	8,416,390	(2,341,071)	6,075,319	1

(g)	Represents the current yield as of report date.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BARB	Building Aid Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
BOCES	Board of Cooperative Educational Services
CAB	Capital Appreciation Bonds
EDC	Economic Development Corp
ERB	Education Revenue Bonds
FHA	Federal Housing Administration
GO	General Obligation Bonds
HFA	Housing Finance Agency
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
S/F	Single-Family
SONYMA	State of New York Mortgage Agency
Syncora	Syncora Guarantee

•	As of May 31, 2015, financial futures contracts outstanding were as follows:

Contracts Short	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(331)	10-Year U.S. Treasury Note	Chicago Board of Trade	September 2015	$42,264,563	$(134,949)

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	MAY 31, 2015	9

Schedule of Investments (concluded)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of May 31, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$741,109,725	—	$741,109,725
Short-Term Securities	$6,075,319	—	—	6,075,319

Total	$6,075,319	$741,109,725	—	$747,185,044

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(134,949)	—	—	$(134,949)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of May 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$446,850	—	—	$446,850
Liabilities:
TOB trust certificates	—	$(53,308,436)	—	$(53,308,436)
VRDP Shares	—	(243,600,000)	—	(243,600,000)

Total	$446,850	$(296,908,436)	—	$(296,461,586)

During the period ended May 31, 2015, there were no transfers between levels.

10	BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	MARCH 31, 2015

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings New York Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings New York Quality Fund, Inc.

Date:	July 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings New York Quality Fund, Inc.

Date:	July 23, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings New York Quality Fund, Inc.

Date:	July 23, 2015